UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04222

Morgan Stanley New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Tax-Free Income Fund

Portfolio of Investments March 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	New York Tax-Exempt Municipal Bonds (101.3%)
	General Obligation (1.2%)
$1,000	New York City, 2005 Ser G	5.00%		12/01/26	$1,048,260

	Educational Facilities Revenue (6.5%)
500	Hempstead Industrial Development Agency, Hofstra	5.80		07/01/15	507,585
	University Ser 1996 (MBIA)
	New York State Dormitory Authority,
2,000	City University Ser 1993 A	5.75		07/01/09	2,066,660
1,000	New York University Ser 1998 A (MBIA)	5.75		07/01/15	1,139,630
2,000	State University 1993 Ser A	5.25		05/15/15	2,154,480
5,500					5,868,355

	Electric Revenue (4.9%)
	Long Island Power Authority,
2,000	Ser 2000 A (FSA)	0.00		06/01/18	1,276,060
1,000	Ser 2006 B	5.00		12/01/35	1,051,360
2,000	New York State Power Authority, Ser 2000 A	5.25		11/15/40	2,091,040
5,000					4,418,460

	Hospital Revenue (10.5%)
2,000	New York City Health & Hospital Corporation, Health	5.25		02/15/22	2,141,540
	2003 Ser A (Ambac)
	New York State Dormitory Authority,
1,000	Catholic Health Long Island - St Francis Hospital Ser 2004	5.00		07/01/27	1,029,640
1,000	Department of Health Refg Ser 2004	5.00		07/01/22	1,049,830
2,000	Memorial Sloan-Kettering Cancer Center 2003 Ser I (MBIA)	5.00		07/01/23	2,117,500
1,000	Montefiore Hospital - FHA Insured Mtge Ser 2004 (FGIC)	5.00		08/01/29	1,053,230
2,000	Winthrop South Nassau University Health Ser 2003 B	5.50		07/01/23	2,116,740
9,000					9,508,480

	Industrial Development/Pollution Control Revenue (14.5%)
	New York City Industrial Development Agency,
1,000	Airis JFK I LLC Ser 2001A (AMT)	5.50		07/01/28	1,045,320
2,000	Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)	5.75		10/01/36	2,029,060
1,500	IAC/Interactive Corp Ser 2005	5.00		09/01/35	1,552,665
2,000	Terminal One Group Association Ser 2005 (AMT)	5.50		01/01/24	2,165,800
6,000	New York State Energy & Research Development Authority,
	Brooklyn Union Gas Co 1991 Ser D (AMT)	9.848	‡	07/01/26	6,349,800
12,500					13,142,645

	Mortgage Revenue - Multi-Family (8.9%)
	New York City Housing Development Corporation,
1,683	East Midtown - FHA Ins Sec 223	6.50		11/15/18	1,685,645
1,736	Ruppert - FHA Ins Sec 223	6.50		11/15/18	1,826,534
4,445	New York State Housing Finance Agency, 1996 Ser A Refg (FSA)	6.10		11/01/15	4,542,123
7,864					8,054,302

	Public Facilities Revenue (10.3%)
4,000	Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA) @	4.752		02/15/47	3,955,200
1,000	Montgomery County Industrial Development Agency,	5.00		07/01/34	1,046,330
	Hamilton Fulton Montgomery BOCES Ser 2004 A (XLCA)
1,035	New York City Industrial Development Agency, Royal Charter	5.25		12/15/32	1,115,958
	Properties - The New York & Presbyterian Hospital Parking Ser 2001 (FSA)
	New York State Dormitory Authority,
2,000	School District Ser 2002 E (MBIA)	5.50		10/01/17	2,170,500
1,000	School District Ser 2002 C (MBIA)	5.25		04/01/21	1,075,240
9,035					9,363,228

	Recreational Facilities Revenue (3.5%)
	New York City Industrial Development Agency,
1,500	Queens Baseball Stadium Ser 2006 (Ambac)	5.00		01/01/46	1,584,180
1,500	Yankee Stadium Ser 2006 (FGIC)	5.00		03/01/46	1,581,765
3,000					3,165,945

	Retirement & Life Care Facilities Revenue (1.1%)
1,000	Suffolk County Industrial Development Agency, Jefferson’s Ferry Ser 2006	5.00		11/01/28	1,022,510

	Tobacco (4.9%)
1,000	Nassau County Tobacco Settlement Corporation, Ser 2006	0.00	#	06/01/26	922,440
1,000	New York Counties Tobacco Trust IV, Ser 2005 A**	5.00		06/01/45	1,009,350
1,000	TSASC Inc, Tobacco Settlement Ser 2006-1	5.125		06/01/42	1,019,430
1,500	Westchester Tobacco Asset Securitization Corporation, Ser 2005	5.125		06/01/45	1,524,615
4,500					4,475,835

	Transportation Facilities Revenue (8.3%)
3,000	Metropolitan Transportation Authority, Dedicated Tax Refg Ser 2002 A (FSA)	5.25		11/15/24	3,224,610
1,000	New York State Thruway Authority, Ser G 2005 (FSA)	5.00		01/01/28	1,059,900
1,000	Triborough Bridge & Tunnel Authority, Refg Ser 2002 E (MBIA)	5.00		11/15/32	1,050,910
2,000	Puerto Rico Highway & Transportation Authority, Refg Ser X	5.50		07/01/15	2,184,000
7,000					7,519,420

	Water & Sewer Revenue (8.1%)
3,000	New York City Municipal Water Finance Authority, 2001 Ser B	5.125		06/15/31	3,128,760
2,000	New York State Environment Facilities Corporation, Clean Water Ser 2003 C	5.00		07/15/23	2,112,000
2,000	Suffolk County Industrial Development Agency, Southwest	6.00		02/01/08	2,039,320
	Sewer Ser 1994 (FGIC)
7,000					7,280,080

	Other Revenue (10.8%)
2,000	Battery Park City Authority, Ser 2003A	5.00		11/01/24	2,123,060
	New York City Transitional Finance Authority,
2,000	2003 Ser D (MBIA)	5.25		02/01/20	2,154,200
2,000	Refg 2003 Ser A	5.50	#	11/01/26	2,147,460
2,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50		04/01/17	2,243,580
1,000	Sales Tax Asset Receivable Corporation, 2005 Ser A (Ambac)	5.00		10/15/29	1,058,860
9,000					9,727,160

	Refunded (7.8%)
2,345	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16	2,769,328

4,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.375		10/01/24	4,264,960
6,345					7,034,288

87,744	Total New York Tax-Exempt Municipal Bonds
	(Cost $86,759,048)				91,628,968

	Short-Term New York Tax-Exempt Municipal Obligations (0.7%)
300	Long Island Power Authority, Ser 1998 3B	3.76	*	05/01/33	300,000
300	Nassau County Industrial Development Agency, Ser E 1999 Cold
	Spring Harbor Laboratory (Demand 04/02/07)	3.75	*	01/01/34	300,000

600	Total Short-Term New York Tax-Exempt Municipal
	Obligations (Cost $600,000)				600,000

88,344	Total Investments (Cost $87,359,048) (a) (b)				92,228,968

	Floating Rate Note Obligations Related to Securities Held (-3.3%)
(3,000)	Notes with interest rate of 3.65% at March 31, 2007 and
	contractual maturities of collateral at 02/15/47. @@ (c) (Cost $(3,000,000))				(3,000,000)

$85,344	Total Net Investments (Cost $84,359,048) (a)(b)			98.7%	89,228,968
	Other Assets in Excess of Liabilities			1.3	1,188,174

	Net Assets			100.0%	$90,417,142

AMT	Alternative Minimum Tax.

ETM	Escrowed to maturity.

FHA	Federal Housing Administration.

*	Current coupon of variable rate demand obligation.

#	Security is a “step up” bond where the coupon increases on a predetermined future date.

‡

Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $6,349,800 which represents 7% of net assets.

@	Underlying security related to inverse floaters entered into by the Fund.

@@	Floating rate obligations related to securities held. The interest rates shown reflect the rates in effect March 31, 2007.

**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $18,750.

(a)	Securities have been designated as collateral in an amount equal to $2,692,773 in connection with open futures contracts.

(b)

The aggregate cost for federal income tax purposes is $84,280,167. The aggregate gross unrealized appreciation is $5,026,315 and the aggregate gross unrealized depreciation is $77,514, resulting in net unrealized appreciation of $4,948,801.

(c)

Floating Rate Note Obligations Related to Securities Held – The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At March 31, 2007, Fund investments with a value of $3,955,200 are held by the Dealer Trust and serve as collateral for the $3,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at March 31, 2007 are presented in the “Portfolio of Investments”.

Bond Insurance:
Ambac	Ambac Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

XLCA	XL Capital Corporation.

Futures Contracts Open at March 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION

25	Short	U.S. Treasury Notes 10 Year
		June 2007	$(2,703,125)	$8,330

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s (“SEC”) rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Fund’s principal executive officer and principal financial officer have also concluded that the Fund’s disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-Q is accumulated and communicated to the Fund’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to December 31, 2006, the Fund’s year end, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.”  Since December 31, 2006, and prior to the issuance of the Fund’s quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls’ effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund’s shares or the Fund’s total return for any period as a result of the changes in financial reporting of such investments.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the  fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting. However, as discussed above, subsequent to December 31, 2006, the Fund’s internal control over financial reporting was revised.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007